Related Party Transactions	3 Months Ended
Sep. 30, 2024
Related Party Transactions
Related Party Transactions
9.
Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following:

	Three months ended September 30,
	2024	2023
Management and director fees(1)	$595	$442
Separation benefits(2)	748	—
Share-based compensation	687	1,901
	$2,030	$2,343

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's interim condensed consolidated statement of comprehensive loss.
(2)
Separation benefits during the three months ended September 30, 2024 include severance payments to a former executive officer and a former member of the Company's board of directors.

As at September 30, 2024 and June 30, 2024, there is $168 and $472, respectively, in Accounts payable and accrued liabilities owing to officers of the Company. As at September 30, 2024, Accounts payable and accrued liabilities also included $772 owing to a former executive officer and a former member of the Company's board of directors. Amounts due to/from the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

On June 17, 2022, the Company entered into the MSA with Telescope, a related party of the Company. Robert Mintak, the former Chief Executive Officer of the Company and Dr. Andy Robinson, President and Chief Operating Officer of the Company are independent directors of Telescope. Under the MSA, Telescope would provide various research and development ("R&D") services for the purpose of developing new technologies. The Company would fund an initial project for one year under the MSA, which would aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigate the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope, as required. The Company incurred $130 and $434 of costs related to this agreement during the three months ended September 30, 2024 and 2023, respectively.

As at September 30, 2024 and June 30, 2024, there is $77 and $147, respectively, in accounts payable and accrued liabilities owing to Telescope. Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.

The balances of receivables and payables with the Company’s joint ventures as of the periods indicated, are as follows:

	September 30, 2024	June 30, 2024
Accounts receivable – unconsolidated affiliates	$1,677	$848
Accounts payable – unconsolidated affiliates	$4,000	$4,000

As of September 30, 2024 and June 30, 2024, Accounts receivable – unconsolidated affiliates represents receivables from the entities holding the South West Arkansas Project and the East Texas Properties for reimbursement of costs paid by the Company on behalf of these entities.

As of September 30, 2024 and June 30, 2024, Accounts payable – unconsolidated affiliates represents cash received from the entities holding the South West Arkansas Project and the East Texas Properties and is held by the Company in a separate account and designated for working capital needs. The maturity of this liability balance is May 7, 2025.